ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL FOREIGN EQUITY FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
ARGENTINA 0.3%
Common Stocks 0.3%
Tenaris, ADR (USD)	14,000	665
Total Argentina (Cost $483)		665
AUSTRALIA 3.2%
Common Stocks 3.2%
AMP	110,700	898
Brambles (1)	99,015	1,068
Macquarie Infrastructure, Equity Units	469,700	1,335
QBE Insurance	24,000	575
Rinker Group (2)	72,200	1,041
Rio Tinto (2)	19,000	1,135
Transurban Group (2)	155,200	930
Total Australia (Cost $5,198)		6,982
AUSTRIA 1.2%
Common Stocks 1.2%
Erste Bank der Oesterreich Sparkasse	33,581	2,621
Total Austria (Cost $1,749)		2,621
BELGIUM 2.9%
Common Stocks 2.9%
InBev	34,870	2,242
KBC (2)	17,080	2,148
SES, FDR	74,552	1,294
UCB	9,598	635
Total Belgium (Cost $5,300)		6,319
BRAZIL 2.8%
Common Stocks 2.5%
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD)	45,500	1,307
Gol Linhas Aereas Inteligentes, ADR (USD)	29,100	876
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD)	37,360	3,314
		5,497
Preferred Stocks 0.3%
Banco Itau Holdings Financiera	16,400	606
		606
Total Brazil (Cost $2,321)		6,103
CHINA 0.7%
Common Stocks 0.7%
China Overseas Land & Investment (HKD) (2)	704,000	784
China Petroleum And Chemical (HKD)	928,000	777
Total China (Cost $1,106)		1,561
DENMARK 1.0%
Common Stocks 1.0%
Novo Nordisk, Series B	25,851	2,219
Total Denmark (Cost $672)		2,219
EGYPT 0.6%
Common Stocks 0.6%
MobiNil-Egyptian	21,556	662
Orascom Telecom	8,400	577
Total Egypt (Cost $1,204)		1,239
FINLAND 0.7%
Common Stocks 0.7%
Nokia	68,935	1,513
Total Finland (Cost $85)		1,513

FRANCE 10.5%
Common Stocks 10.5%
Accor	35,638	2,946
AXA	67,280	2,848
LVMH Moet Hennessy Lou Vuitton (2)	22,205	2,336
Pernod-Ricard (2)	14,944	3,069
PPR	10,505	1,546
Schneider Electric	14,923	1,805
Societe Generale (1)(2)	11,114	1,958
Television Francaise (2)	38,692	1,307
Total	34,806	2,344
Veolia Environnement (2)	34,100	2,394
Total France (Cost $13,773)		22,553

GERMANY 2.5%
Common Stocks 2.5%
Deutsche Boerse	11,000	2,306
Fresenius Medical Care	15,338	2,052
Hypo Real Estate Holding (2)	14,926	984
Total Germany (Cost $3,911)		5,342

GREECE 2.7%
Common Stocks 2.7%
Cosmote Mobile Communication	24,880	765
Hellenic Telecommunications (1)	79,460	2,365
National Bank of Greece	53,162	2,761
Total Greece (Cost $3,575)		5,891

HONG KONG 1.6%
Common Stocks 1.6%
Foxconn (1)	357,000	1,070
Hutchison Whampoa	85,000	849
Kingboard Chemical Holdings	161,500	672
Shangri-La Asia	310,000	838
Total Hong Kong (Cost $3,270)		3,429

INDIA 1.2%
Common Stocks 1.2%
Bharti Airtel (1)	115,698	1,918
Suzlon Energy	24,000	625
Total India (Cost $1,586)		2,543

IRELAND 1.6%
Common Stocks 1.6%
Anglo Irish Bank	105,908	2,146
CRH	32,500	1,284
Total Ireland (Cost $2,337)		3,430

ITALY 6.6%
Common Stocks 6.6%
AEM S.p.A. (2)	725,400	2,343
Banco Popolare di Milano	96,600	1,624
Banco Popolare di Verona (2)	72,000	2,261
Eni S.p.A.	65,474	2,107
Intesa Sanpaolo	191,790	1,448
Intesa Sanpaolo - RNC	332,600	2,467
Saipem (2)	79,596	1,940
Total Italy (Cost $10,376)		14,190

JAPAN 20.3%
Common Stocks 20.3%
AIFUL (2)	28,800	875
Chugai Pharmaceutical (2)	3,100	70
Credit Saison (2)	23,600	850
Fanuc	13,800	1,283
Honda	29,300	1,150
HOYA	36,500	1,323
Ibiden	31,800	1,578
JSR (2)	29,400	698
Keyence (2)	6,800	1,530
Leopalace21	21,600	689
Marui (2)	114,500	1,410
Mitsubishi Corporation	83,800	1,705
Mitsubishi Estate	41,000	1,171
Mitsubishi UFJ Financial	160	1,937
Mitsui Fudosan	110,000	2,851
Mitsui Trust Holdings	123,000	1,353
Nidec (2)	17,800	1,257
Nitto Denko (2)	13,800	679
ORIX	7,430	2,131
Otsuka (2)	12,400	1,158
Rakuten	2,348	1,246
Resona Holdings (2)	455	1,262
Secom (2)	30,600	1,509
Sega Sammy Holdings (2)	38,000	978
Seven & I (2)	33,400	1,004
Shin-Etsu Chemical	21,800	1,421
SMC	10,500	1,510
Sony (2)	36,300	1,674
Sumitomo Mitsui Financial	287	2,936
T&D Holdings	18,000	1,212
Toyota Motor	39,600	2,602
USHIO (2)	38,100	787
Total Japan (Cost $31,049)		43,839
KAZAKHSTAN 0.4%
Common Stocks 0.4%
Halyk Savings Bank, GDR (USD)(1)	33,300	786
Total Kazakhstan (Cost $661)		786
MEXICO 2.6%
Common Stocks 2.6%
America Movil, Series L, ADR (USD)	50,400	2,236
Grupo Financiero Banorte	458,200	1,817
Grupo Televisa, ADR (USD)	27,700	816
Wal-Mart de Mexico, Series V	176,846	780
Total Mexico (Cost $1,358)		5,649
NETHERLANDS 1.3%
Common Stocks 1.3%
Aegon	53,896	1,061
Koninklijke Numico (2)	34,458	1,824
Total Netherlands (Cost $1,637)		2,885
NORWAY 1.0%
Common Stocks 1.0%
Telenor ASA	102,800	2,096
Total Norway (Cost $1,311)		2,096
SINGAPORE 0.4%
Common Stocks 0.4%
Starhub	457,428	812
Total Singapore (Cost $616)		812
SOUTH AFRICA 0.6%
Common Stocks 0.6%
Naspers, N Shares	52,800	1,326
Total South Africa (Cost $680)		1,326
SOUTH KOREA 0.4%
Common Stocks 0.4%
Lotte Shopping	1,915	745
Total South Korea (Cost $822)		745
SPAIN 5.2%
Common Stocks 5.2%
Acciona (2)	11,801	2,417
ACS Actividades Construccion y Servicios (2)	39,500	2,142
Banco Espanol de Credito (2)	50,100	1,251
Cintra Concesiones de Infraestructuras de Transporte (2)	48,795	801
Grupo Ferrovial (2)	20,400	2,043
Telefonica SA	115,937	2,536
Total Spain (Cost $8,791)		11,190
SWEDEN 3.1%
Common Stocks 3.1%
Assa-Abloy, Series B (2)	147,996	3,241
Atlas Copco, A Shares (2)	77,037	2,646
Modern Times Group, B Shares	13,600	862
Total Sweden (Cost $5,622)		6,749

SWITZERLAND 6.7%
Common Stocks 6.7%
Credit Suisse Group	38,520	2,725
Nobel Biocare	6,004	1,993
Novartis	56,789	3,270
Swiss Life Holding	12,845	3,244
UBS	49,761	3,120
Total Switzerland (Cost $9,467)		14,352

TAIWAN 2.2%
Common Stocks 2.2%
Cathay Financial	391,000	870
Delta Electronics	223,000	729
Hon Hai Precision	148,400	1,016
Mediatek	96,000	1,049
Taiwan Semiconductor, ADR (USD)	76,995	840
Yuanta Core Pacific	301,000	228
Total Taiwan (Cost $4,173)		4,732

TURKEY 0.3%
Common Stocks 0.3%
Turkiye Garanti Bankasi	185,100	702
Total Turkey (Cost $656)		702

UNITED KINGDOM 10.1%
Common Stocks 10.1%
AMVESCAP	125,999	1,510
Aviva	135,199	2,185
BP	102,617	1,082
Capita Group	153,049	1,903
Friends Provident	408,020	1,744
GlaxoSmithKline	76,836	2,068
Johnson Matthey	64,003	1,859
Reckitt Benckiser	50,032	2,409
Reuters	235,300	1,998
Royal Bank of Scotland	54,808	2,210
Wolseley	112,400	2,906
Total United Kingdom (Cost $16,444)		21,874

SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 5.36% (3) (4)	5,328,365	5,328
Total Short-Term Investments (Cost $5,328)		5,328

SECURITIES LENDING COLLATERAL 17.1%
Money Market Pooled Account 17.1%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.328% (3)	37,013,798	37,014
Total Securities Lending Collateral (Cost $37,014)		37,014

Total Investments in Securities
114.3% of Net Assets (Cost $182,575)		$246,679

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
FDR	Fiduciary Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Foreign Equity Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $35,339,000; aggregate collateral consisted of $37,014,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $182,575,000. Net unrealized gain aggregated $64,090,000 at period-end, of which $67,503,000 related to appreciated investments and $3,413,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $56,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $5,328,000 and $6,132,000, respectively.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 1.0%
Common Stocks 1.0%
Tenaris, ADR (USD)	41,500	1,970
Total Argentina (Cost $373)		1,970

AUSTRIA 0.6%
Common Stocks 0.6%
Raiffeisen International	7,800	1,192
Total Austria (Cost $672)		1,192

BRAZIL 13.3%
Common Stocks 8.9%
Banco do Brasil	25,800	844
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 common share) (USD)	93,680	3,179
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD)	77,700	2,232
Energias do Brasil	80,600	1,199
Gol Linhas Aereas Intel, ADR (USD)	37,700	1,135
Natura Cosmeticos	64,300	869
Perdiago	76,199	969
Petroleo Brasileiro, ADR
(1 ADR represents 1 common share) (USD)	30,200	2,968
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD)	56,600	5,020
		18,415
Preferred Stocks 4.4%
Banco Bradesco	58,473	2,375
Banco Itau Holdings Financiera	104,110	3,847
Companhia Vale do Rio Doce	10,932	309
Tam	46,800	1,514
Weg	129,000	929
		8,974

Total Brazil (Cost $13,795)		27,389

CHILE 0.5%
Common Stocks 0.5%
Banco Santander Chile, ADR (USD)	20,000	989
Total Chile (Cost $925)		989

CHINA 10.9%
Common Stocks 10.9%
Agile Property (HKD)	1,316,000	1,079
Anhui Conch Cement (HKD)	596,000	2,024
Beijing Enterprises (HKD)	712,000	1,560
China Insurance International (HKD) (1)	1,188,000	1,394
China Merchant Bank (HKD) (1)	546,500	1,180
China Petroleum & Chemical (HKD)	1,942,000	1,625
Focus Media Holding, ADR (USD) (1)	15,900	1,314
Guangzhou R&F Properties, Series H (HKD)	490,800	943
Huaneng Power International (HKD)	1,030,000	932
Industrial & Commercial Bank of China, Series H (HKD) (1)	3,653,000	2,141
Luen Thai Holdings (HKD)	1,292,000	210
Melco International Development (HKD)	225,000	478
Petrochina (HKD)	1,080,000	1,332
Ping An Insurance (HKD)	431,500	2,101
Shanghai Forte Land (HKD)	1,532,000	569
Sina (USD) (1)	26,500	948
Sinofert Holdings (HKD) (1)	2,800,000	1,309
Tencent Holdings (HKD)	190,000	743
ZTE (HKD)	145,400	654
Total China (Cost $16,947)		22,536
COLOMBIA 0.3%
Common Stocks 0.3%
Bancolombia, ADR (USD)	23,500	699
Total Colombia (Cost $625)		699
EGYPT 3.6%
Common Stocks 3.6%
Commercial International Bank	77,027	717
MobiNil-Egyptian	51,395	1,577
Orascom Construction	43,546	1,986
Orascom Telecom	45,180	3,104
Orascom Telecom Holding, GDR (USD)	500	34
Total Egypt (Cost $4,326)		7,418
EUROPE/FAR EAST 1.9%
Common Stocks 1.9%
IShares MSCI Emerging Markets (USD)	34,400	3,932
Total Europe/Far East (Cost $3,937)		3,932
HONG KONG 2.3%
Common Stocks 2.3%
Foxconn (1)	302,000	905
Hutchison Telecommunications (1)	553,000	1,341
Kingboard Chemicals Holdings	332,500	1,384
Shangri-La Asia	396,000	1,070
Total Hong Kong (Cost $3,748)		4,700
INDIA 8.8%
Common Stocks 8.8%
BF Utilities (1)	13,240	890
Bharti Airtel (1)	186,257	3,087
Container Corporation of India	18,914	868
Financial Technologies	26,435	1,061
Gateway Distriparks	91,888	405
Housing Development Finance	60,280	2,295
ICICI Bank	65,300	1,409
Petronet LNG (1)	651,100	773
Reliance Industries	38,107	1,177
Sun TV	45,262	1,738
Suzlon Energy	78,400	2,042
Videocon Industries	102,216	1,020
Zee Entertainment Enterprises	212,100	1,509
Total India (Cost $13,229)		18,274

KAZAKHSTAN 1.9%
Common Stocks 1.9%
Halyk Savings Bank, GDR (Regulation S shares) (USD) (1)	94,000	2,218
Kazakhmys (GBP)	43,100	885
Kazkommertsbank, GDR (USD) (1)	41,400	919
Total Kazakhstan (Cost $3,743)		4,022

LEBANON 0.2%
Common Stocks 0.2%
Solidere, GDR (USD)	23,600	395
Total Lebanon (Cost $517)		395

MALAYSIA 1.4%
Common Stocks 1.4%
Airasia (1)	1,745,300	719
Astro All Asia	499,600	773
Bumiputra Commerce	572,306	1,509
Total Malaysia (Cost $2,328)		3,001

MEXICO 8.7%
Common Stocks 8.7%
America Movil, ADR, Series L (USD)	144,600	6,414
Grupo Aeroportuario, ADR (USD)	16,800	730
Grupo Aeroportuario Del Pacifico, ADR (USD)	23,200	939
Grupo Financiero Banorte	688,100	2,729
Grupo Televisa, ADR (USD)	64,696	1,906
Organizacion Soriana, Series B	114,000	942
Urbi Desarrollos Urbanos (1)	495,000	1,767
Wal-Mart de Mexico, Series V	600,800	2,651
Total Mexico (Cost $7,811)		18,078

OMAN 0.9%
Common Stocks 0.9%
Bank Muscat SAOG, GDR (Regulation S shares) (USD)	139,700	1,808
Total Oman (Cost $1,544)		1,808

PERU 0.4%
Common Stocks 0.4%
Southern Copper (USD)	12,300	769
Total Peru (Cost $733)		769

RUSSIA 9.6%
Common Stocks 9.6%
CTC Media (USD) (1)	41,900	901
Gazprom, ADR (Regulation S shares) (USD)	67,300	2,891
Lukoil (USD)	11,710	938
Lukoil, ADR (USD)	37,120	3,007
Novatek, GDR (USD) (2)	17,100	924
Novatek OAO (USD)	187,467	1,087
RBC Information Systems (USD) (1)	115,555	1,329
Sberbank (USD)	1,160	3,831
Seventh Continent (USD)	57,500	1,495
TMK OAO (USD) (1)	85,700	746
X 5 Retail Group, GDR (USD) (1)	101,400	2,764
Total Russia (Cost $12,261)		19,913

SOUTH AFRICA 6.8%
Common Stocks 6.8%
Absa Group	43,560	801
Aquarius Platinum (GBP)	16,300	425
Aspen Pharmacare Holdings	125,200	597
Aveng	271,200	1,449
Edgars Consolidated Stores	144,900	809
Firstrand	221,422	702
Impala Platinum	59,120	1,696
Investec	83,800	1,003
Massmart Holdings	77,000	811
Naspers, N Shares	107,900	2,711
Sasol	48,500	1,645
Truworths International	292,400	1,393
Total South Africa (Cost $9,706)		14,042

SOUTH KOREA 9.8%
Common Stocks 9.6%
Amorepacific	2,817	1,682
CJ Home Shopping	12,070	833
Daum Communications (1)	10,468	611
Hyundai Development (1)	31,100	1,645
KCC	5,729	1,481
Kookmin Bank	43,517	3,466
Kookmin Bank, ADR (USD) (1)	2,300	183
LG Household & Health Care	15,626	1,904
Lotte Shopping	3,607	1,404
Orion (1)	3,221	846
Samsung Electronics	3,395	2,102
Shinsegae	3,339	1,937
Woori Finance Holdings	68,150	1,596
		19,690
Preferred Stocks 0.2%
Samsung Electronics	990	465
		465

Total South Korea (Cost $13,684)		20,155

TAIWAN 10.8%
Common Stocks 10.8%
Advantech	337,890	1,068
Cathay Finanical	705,174	1,569
Chunghwa Telecom	289,000	555
Delta Electronics	292,400	956
Far Eastern Textile	1,036,918	877
Formosa Plastics	922,000	1,552
FoxConn Technology	161,600	1,934
Hon Hai Precision	533,222	3,650
Mediatek	210,400	2,300
Powertech Technology	322,000	1,351
Taiwan Semiconductor	1,037,507	2,144
Taiwan Semiconductor, ADR (USD)	58,606	639
Tripod Technology	149,000	591
Uni-President Enterprises	1,959,000	1,787
Yuanta Core Pacific	1,746,000	1,322
Total Taiwan (Cost $17,439)		22,295
THAILAND 0.3%
Common Stocks 0.3%
Airports of Thailand	53,500	78
CP Seven Eleven	3,835,000	633
Total Thailand (Cost $625)		711
TURKEY 3.0%
Common Stocks 3.0%
Anadolu Efes Biracilik ve Malt Sanayii	19,400	635
BIM Birlesik Magazalar	18,800	1,113
Hurriyet Gazetecilik ve Matbaacilik	347,900	1,021
Turkiye Garanti Bankasi	421,425	1,598
Turkiye Is Bankasi	218,899	1,052
Yapi Ve Kredi Bankasi	418,400	821
Total Turkey (Cost $4,152)		6,240
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	9,484,188	9,484
Total Short-Term Investments (Cost $9,484)		9,484
Total Investments in Securities
101.6% of Net Assets (Cost $142,604)		$210,012

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $924 and represents 0.4% of net assets.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $142,604,000. Net unrealized gain aggregated $67,393,000 at period-end, of which $69,472,000 related to appreciated investments and $2,079,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $69,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $9,484,000 and $3,862,000, respectively.

T. ROWE PRICE INSTITUTIONAL GLOBAL EQUITY FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
AUSTRIA 1.8%
Common Stocks 1.8%
Erste Bank der Oesterreich Sparkasse	540	42
Total Austria (Cost $31)		42
BRAZIL 6.6%
Common Stocks 6.5%
Banco Itau, ADR (USD)	650	24
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD)	2,200	63
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD)	475	42
Submarino	800	25
		154
Preferred Stocks 0.1%
B2W (1)	700	3
		3
Total Brazil (Cost $130)		157
CHINA 1.0%
Common Stocks 1.0%
Tencent Holdings (HKD)	6,000	24
Total China (Cost $12)		24
EGYPT 2.6%
Common Stocks 2.6%
MobiNil-Egyptian	1,050	32
Orascom Telecom	440	31
Total Egypt (Cost $49)		63
FINLAND 1.1%
Common Stocks 1.1%
Nokia	1,200	26
Total Finland (Cost $26)		26
FRANCE 7.5%
Common Stocks 7.5%
Accor	310	26
AXA	594	25
Pernod-Ricard	160	33
Schneider	190	23
Societe Generale (1)	145	25
SOITEC (1)	800	24
Total	360	24
Total France (Cost $164)		180
GERMANY 0.5%
Common Stocks 0.5%
Deutsche Boerse	63	13
Total Germany (Cost $9)		13
GREECE 1.8%
Common Stocks 1.8%
National Bank of Greece	820	43
Total Greece (Cost $34)		43
HONG KONG 1.5%
Common Stocks 1.5%
Hutchison Telecommunications (1)	15,000	36
Total Hong Kong (Cost $25)		36
IRELAND 1.0%
Common Stocks 1.0%
Anglo Irish Bank	1,140	23
Total Ireland (Cost $18)		23
ITALY 2.1%
Common Stocks 2.1%
Banco Popolare Di Verona	829	26
Intesa Sanpaolo - RNC	3,150	23
Total Italy (Cost $44)		49
JAPAN 4.8%
Common Stocks 4.8%
Jupiter Telecom (1)	21	17
Mitsubishi Estate	1,000	29
Take and Give Needs	19	13
Toyota Motor	500	33
Yahoo Japan	60	22
Total Japan (Cost $115)		114
MALAYSIA 0.1%
Common Stocks 0.1%
Airasia (1)	5,800	2
Total Malaysia (Cost $2)		2
MEXICO 3.3%
Common Stocks 3.3%
America Movil, Series L, ADR (USD)	1,100	49
Grupo Financiero Banorte	7,400	29
Total Mexico (Cost $54)		78
NORWAY 2.6%
Common Stocks 2.6%
Statoil ASA	950	25
Telenor ASA	1,800	37
Total Norway (Cost $56)		62
OMAN 0.6%
Common Stocks 0.6%
Bank Muscat SAOG, GDR (Regulation S shares) (USD)	1,054	14
Total Oman (Cost $12)		14
SOUTH AFRICA 0.9%
Common Stocks 0.9%
Naspers, N Shares	850	21
Total South Africa (Cost $14)		21
SWEDEN 1.0%
Common Stocks 1.0%
Modern Times Group, B Shares	390	25
Total Sweden (Cost $24)		25
SWITZERLAND 6.4%
Common Stocks 6.4%
Julius Baer	210	25
Novartis	410	24
Roche Holding	180	34
Swiss Life Holding	140	35
UBS	540	34
Total Switzerland (Cost $135)		152
UNITED KINGDOM 3.3%
Common Stocks 3.3%
AMVESCAP	1,600	19
Johnson Matthey	820	24
Royal Bank of Scotland	872	35
Total United Kingdom (Cost $70)		78

UNITED STATES 45.4%
Common Stocks 45.4%
Advance Auto Parts	650	25
Aetna	700	30
Amdocs (1)	400	14
American Tower Systems, Class A (1)	2,840	113
Amgen (1)	340	24
Atherogenics (1)	200	2
Cephalon (1)	550	40
D. R. Horton	1,530	44
Electronic Arts (1)	500	25
Express Scripts (1)	340	24
Genentech (1)	380	33
Gilead Sciences (1)	355	23
Goldman Sachs	220	47
Google, Class A (1)	100	50
Grant Prideco (1)	800	31
Health Net (1)	510	25
Home Depot	600	24
Juniper Networks (1)	3,100	56
Marvell Technology Group (1)	1,950	36
Monster Worldwide (1)	1,280	63
Murphy Oil	750	37
Omnicare	600	24
Red Hat (1)	800	18
Schlumberger	600	38
Smith International	900	36
Southwest Airlines	1,500	23
Texas Instruments	800	25
Tyco International	1,500	48
UTi Worldwide	800	24
Vertex Pharmaceuticals (1)	310	11
Wynn Resorts	390	44
XM Satellite Radio Holdings, Class A (1)	1,900	27
Total United States (Cost $973)		1,084

SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.36% (2)(3)	1,000	1
Total Short-Term Investments (Cost $1)		1

Total Investments in Securities
95.9% of Net Assets (Cost $1,998)		$2,287

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Global Equity Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Global Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $1,998,000. Net unrealized gain aggregated $289,000 at period-end, of which $320,000 related to appreciated investments and $31,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $0, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $1,000 and $6,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 23, 2007